Trade and other receivables - current (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Receivable from contracts with customers	$ 55,704	$ 70,658
Receivable from contracts with customers - TI Pool	139,672	99,236
Accrued income	8,480	8,149
Accrued interest	580	441
Deferred charges	22,083	21,239
Deferred fulfillment costs	1,156	714
Other receivables	7,977	12,046
Lease receivables	2,091	1,981
Derivatives	2	15
Total trade and other receivables	$ 237,745	$ 214,479